Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Right-of-Use Assets

Right-of-use assets

Buildings
USD in thousands
Cost:
As of December 31, 2022	771
Additions	104
As of December 31, 2023	875
Deconsolidation of Jeffs’ Brands	(115)
Derecognition upon early termination	(315)
As of December 31, 2024	445

Accumulated Depreciation:
As of December 31, 2022	(180)
Depreciation for the year	(199)
As of December 31, 2023	(379)
Depreciation for the year	(20)
Deconsolidation of Jeffs’ Brands	-
Derecognition upon early termination	(46)
As of December 31, 2024	(445)

Carrying amount:
As of December 31, 2024	-
As of December 31, 2023	496

Schedule of Amounts Recognized in Profit and Loss	Amounts recognized in profit and loss:
	2024	2023
	USD in thousands
Depreciation expense on right-of-use assets	20	199
Interest expense on lease liabilities	56	82

Schedule of Lease Liabilities

Maturities of lease liabilities as of December 31, 2024 and 2023 are as follows:

	2024	2023
	USD in thousands
Year 1	-	102
Year 2	-	162
Year 3	-	143
Year 4	-	148
Year 5	-	19
Onwards	-	-
Less: unearned interest	-	(4)
	-	570
Analyzed as:
Non-current	-	468
Current	-	102
	-	570